TRADE AND OTHER RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
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TRADE AND OTHER RECEIVABLES AND OTHER CURRENT ASSETS

11 TRADE AND OTHER RECEIVABLES AND OTHER CURRENT ASSETS

	As at December 31,
€ in thousands	2017	2016	2015
Trade receivables	2,111	3,512	6,782

Total trade receivables	2,111	3,512	6,782

Value added tax receivables	1,162	887	626
Withholding taxes on interest income	289	420	528
Other receivables	94	12	1,350

Total other receivables	1,545	1,319	2,504

Total trade and other receivables	3,656	4,831	9,286

Trade receivables consist of amounts due from research collaboration partners. The nominal amount of both trade and other receivables is considered to be the fair value.

Other receivables mainly consist of taxes to be recovered, such as value added tax and withholding taxes.

The trade receivables relate to a limited number of partners and are considered fully recoverable. Currently, there are no past due trade receivables.

	As at December 31,
€ in thousands	2017	2016	2015
Accrued income	908	1,080	569
Deferred expenses	1,378	561	461

Total other current assets	2,286	1,641	1,030

Accrued income consists mainly of earned income from expenditure reimbursements for which no invoices have been issued, but for which the relating costs have been incurred.